Consolidated Balance Sheets (Parentheticals) shares in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares
Non-recurring expenses	$ 65,000
Accrued Expenses And Other Liabilities Subsidiaries Non Recurring Expenses Resulting Directly From Merger	65,000
Accrued expenses and other liabilities	(123,826)
Increase Decrease In Fair Value Of Senior Notes Payable	38,000
Financial services segment	123,826
Borrowings on revolving credit facility	150,000
Repayment of revolving credit facility	(150,000)
Net adjustment to Accrued Expenses and Other Liabilities	161,826
Non-capitalizable expenses	(65,000)
Noncontrolling Interest, Increase from Subsidiary Equity Issuance	759,927
Total stockholder's equity, excluding noncontrolling interest	(895,964)
Net adjustment to total stockholders' equity	(201,037)
Fair Value Adjustment to Inventory
Fair Value Measurements and Disclosures	$ (126,743)
William Lyon Homes
Common stock, par value per share | $ / shares	$ 2.50
Common stock outstanding | shares	37,846,420
Portion of purchase price	$ 94,600
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable	$ 32,100
conversion ratio	0.8000
Purchase Price | $ / shares	$ 2.50
Pro Forma Merger Adjustments
Portion of purchase price	$ 94,616
Property and equipment and other assets, net to cash and cash equivalents	(2,764)
Total Adjustment to Cash and cash equivalents	(91,852)
Owned Inventory to Land Deposits	(136,549)
Total Adjustment to Owned Inventory	(263,292)
Adjustments To Trade And Loans Receivables Held For Sale Not A Part Of Disposal Group	6,875
Deferred Income Taxes Impact Of Valuation Allowance	41,186
Goodwill	(123,695)
Goodwill Adjustments Excess Of Purchase Price Over Fair Value	277,706
Net adjustment to goodwill	154,011
Reclassification From Accrued Expenses And Other Liabilities To Operating Lease	(37,900)
Reclassification From Accrued Expenses And Other Liabilities To Income Tax Payable	(692)
Increase (Decrease) in Accrued Liabilities and Other Operating Liabilities	$ (32,418)
AV Homes Inc [Member]
Common stock, par value per share | $ / shares		$ 1	$ 1
Total Adjustment to Cash and cash equivalents		$ 104,562	$ 240,990
Borrowings on revolving credit facility		0
Repayment of revolving credit facility		$ 0